Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Operating Leases
2026		$ 2,605
2027		1,200
2028		839
2029		866
2030		898
Thereafter		670
Total undiscounted lease payments		7,078
Less: Imputed interest		(1,578)
Present value of lease liabilities		5,500
Less: Operating lease liabilities, current	$ (1,733)	(1,916)	$ (1,638)
Operating lease liabilities, noncurrent	$ 3,253	$ 3,584	$ 5,723